UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05750

American Funds Short-Term Tax-Exempt Bond Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: July 31, 2012

Courtney R. Taylor
American Funds Short-Term Tax-Exempt Bond Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Short-Term Tax-Exempt Bond Fund®

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Annual report for the year ended July 31, 2012

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax, consistent with its maturity and quality standards described in the prospectus, and to preserve capital.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2012 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 2.50% maximum sales charge	–0.29%	1.32%	1.46%

The total annual fund operating expense ratio is 0.59% for Class A shares as of the prospectus dated October 1, 2012 (unaudited).

The five- and 10-year investment results include the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore are not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of those periods. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

Results for other share classes can be found on page 22.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Refer to the fund prospectus and the Risk Factors section of this report for more information.

Fellow investors:

We welcome the opportunity to present you with the annual report for American Funds Short-Term Tax-Exempt Bond Fund. This report covers fund results for the fiscal year ended July 31, 2012.

For the period, the fund paid monthly dividends totaling 13 cents per share, which amounted to a federally tax-exempt income return of 1.3% for investors who reinvested their dividends. This income return is equivalent to a taxable income return of 2.0% for investors in the 35% maximum federal tax bracket. A portion of the fund’s income return also may be exempt from some state and local income taxes.

The fund’s 2.2% total return outpaced the 1.8% advance of the Lipper Short Municipal Debt Funds Average, a measure of the fund’s peer group. The unmanaged Barclays Municipal Short 1–5 Years Index, which has no expenses, returned 2.4%.

Your fund’s approach

In an effort to provide investors with a measure of income and relative stability, American Funds Short-Term Tax-Exempt Bond Fund concentrates primarily on higher quality bonds of relatively short duration. The fund targets a dollar-weighted average maturity not greater than three years. The portfolio counselors invest in a broad range of bonds representing a diversity of sectors, issuers and types. Each issue is comprehensively examined not only for its potential to provide an attractive return, but also for risk.

[Begin Sidebar]
Results at a glance
For periods ended July 31, 2012, with distributions reinvested
			Average annual
	Total returns		total returns

	6 months	1 year	Lifetime
			(since 8/7/09)*
American Funds Short-Term Tax-Exempt
Bond Fund (Class A shares)	0.87%	2.17%	2.27%

Barclays Municipal Short 1–5 Years Index†	0.96	2.43	2.84

Lipper Short Municipal Debt Funds Average	0.70	1.80	2.05

*The Tax-Exempt Money Fund of America converted to American Funds Short-Term Tax-Exempt Bond Fund on this date.
† Barclays Municipal Short 1–5 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. The index is unmanaged and, therefore, has no expenses.

[End Sidebar]

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[Begin Sidebar]
In this report

Contents

1	Letter to investors

3	The value of a long-term perspective

4	Summary investment
portfolio

9	Financial statements

23	Board of trustees and
other officers
[End Sidebar]

We give considerable attention to revenue bonds, which are issued to support projects such as hospital construction and expansion, utility plant upgrades and infrastructure repairs. It is in this area of the municipal market that we feel our intensive research efforts can add the most value, particularly in times of economic stress.

Many bond insurers exited the business in the wake of the credit crisis, creating attractive investment opportunities for those with the research capacity to identify them. Bonds that before might have been insured and given AAA status are now available at a higher yield. We strive to protect fund value while generating a yield exceeding that of money market funds in normal environments.

Market overview

Municipal securities rallied for the period, despite the fact that Standard & Poor’s downgraded the credit rating of the U.S. government — along with many municipal issuers — in August 2011. Yields fell and prices rose for municipal bonds and Treasuries across the maturity spectrum.

As the Federal Reserve anchored the short end of the yield curve to encourage economic growth, many municipal issuers took advantage of the opportunity to refinance debt at lower rates. Investors, attracted by the relative value of municipals compared to Treasuries and taxable bonds, met the rise in issuance with greater demand. Money market investors increasingly turned to the municipal bond market in search of greater yields.

Inside the portfolio

The portfolio counselors sought to invest in high-quality issues with short duration. During the period, investments in airport bonds provided strong returns for the fund. The portfolio counselors augmented airport holdings (a sector that in the past would have been insured), adding higher yielding securities subject to the alternative minimum tax (AMT).

Hospital bonds, another large sector for the fund, also did well. These tended to be high-quality issues that also provided some yield. The fund’s investments in bonds related to electrical utility revenues, single-family housing and state appropriation also rose in value. State and local general obligation bonds advanced as well.

The portfolio counselors reduced the percentage of cash in the fund, investing in securities with attractive yield and total return potential. They added to some holdings in transportation and water and sewer bonds as issuers raised funds to rebuild and refurbish aging systems. They also invested in single-family housing bonds subject to the AMT. These bonds had good yield spreads — compared to similar or higher rated bonds — and lower volatility. In addition they generally provided steady income in the form of payments from mortgage holders.

While the fund’s results were favorable, the persistence of low yields makes it unlikely that prices will rally much further in the next fiscal year. There are many unknowns in the coming months, including the outcome of the U.S. elections, changes to U.S. tax and budget policy, and a resolution of the ongoing European debt problems. As always, we maintain a prudent approach, recognizing that safety and stability are the highest priorities for fund investors.

Thank you for the confidence you have placed in us. We look forward to reporting back to you on the fund’s progress in six months.

Cordially,

/s/ Brenda S. Ellerin

Brenda S. Ellerin
President

September 12, 2012

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of August 31, 2012, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.34%. (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 0.52%.) The fund’s distribution rate for Class A shares as of that date was 1.24%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly the fund’s SEC yield and distribution rate may differ.

The value of a long-term perspective

How a $10,000 investment has grown (for the period July 31, 2002, to July 31, 2012, with dividends reinvested)
The Tax-Exempt Money Fund of America converted to American Funds Short-Term Tax-Exempt Bond Fund on August 7, 2009. Fund results shown, unless otherwise indicated, reflect the deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750.2

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	The fund at net asset value	The fund at maximum offering price2	Barclays Municipal Short 1–5 Years Index/Lipper Tax-Exempt Money Market Funds Index3

7/31/2002	$10,000	$9,709	$10,000
7/31/2003	$10,065	$9,772	$10,077
7/31/2004	$10,110	$9,815	$10,127
7/31/2005	$10,250	$9,951	$10,264
7/31/2006	$10,514	$10,208	$10,528
7/31/2007	$10,847	$10,531	$10,858
7/31/2008	$11,096	$10,773	$11,114
7/31/2009	$11,159	$10,834	$11,210
8/7/2009	$11,159	$10,834	$11,210
7/31/2010	$11,501	$11,166	$11,653
7/31/2011	$11,677	$11,337	$11,898
7/31/2012	$11,930	$11,582	$12,187
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1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

2Prior to August 7, 2009, the fund was operated as a money market fund and did not have an initial sales charge.

3Consists of the Lipper Tax-Exempt Money Market Funds Index through July 31, 2009 (the period ended prior to the fund’s conversion from a tax-exempt money market fund to a short-term tax-exempt bond fund), and the Barclays Municipal Short 1–5 Years Index thereafter. Results of the Lipper Tax-Exempt Money Market Funds Index do not reflect any sales charges. The Barclays index is unmanaged and, therefore, has no expenses.

4In 2009, the fund changed its fiscal year-end from September 30 to July 31.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Total returns based on a $1,000 investment (for periods ended July 31, 2012)*
		Annualized
	1 year	5 years	10 years

Class A shares	−0.37%	1.32%	1.48%

*Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

The five- and 10-year investment results include the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore are not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of those periods. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

Summary investment portfolio    July 31, 2012

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

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Quality ratings*

Aaa/AAA	14.4%
Aa/AA	56.0
A/A	18.6
Unrated	0.3
Short-term securities & other assets less liabilities	10.7

*Bond ratings which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with fund's investment policies. Securities in the "unrated" category (at left) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund's investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds & notes - 89.29%	(000)	(000)	assets

Arizona - 2.71%
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Ref. Bonds, Series 2009-B, 3.00% 2013	$4,820	$4,877	.76%
Other securities		12,461	1.95
		17,338	2.71

California - 8.70%
Various Purpose G.O. Ref. Bonds, 5.00% 2018	3,000	3,591	.56
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2014)	4,500	4,880	.76
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-1, 0.65% 2038 (put 2014) (1)	7,500	7,500	1.18
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2013	3,000	3,094	.49
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2014	2,000	2,164
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2015	2,000	2,247
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2017	905	1,083
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2018	2,000	2,446
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-M, 5.00% 2014	2,000	2,164	1.58
Other securities		26,378	4.13
		55,547	8.70

Colorado - 1.78%
Dept. of Transportation, Transportation Rev. Ref. Anticipation Notes, 5.00% 2016	5,000	5,936	.93
Other securities		5,446	.85
		11,382	1.78

Connecticut - 1.07%
Health and Educational Facs. Auth., Rev. Bonds, Yale University Issue, Series 2010-A-3, 4.00% 2049 (put 2013)	3,500	3,569	.56
Other securities		3,244	.51
		6,813	1.07

Delaware - 0.73%
Housing Auth., Single-family Mortgage Rev. Bonds, Series 2007-D-1, AMT, 5.60% 2039	4,310	4,644	.73

Florida - 10.45%
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2015	1,500	1,646
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2014	2,500	2,685
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	1,000	1,097
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2016	2,385	2,675
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2013	1,500	1,540
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2015	550	599	1.60
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2013	3,000	3,130	.49
Miami-Dade County, Aviation Rev. Ref. Bonds, AMT, Assured Guaranty Municipal insured, Series 2005-B, 5.00% 2016	3,000	3,316	.52
State Board of Education, Lottery Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	3,000	3,597	.56
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-B, 5.00% 2015	3,000	3,386	.53
City of Tampa, Utility Tax Rev. Ref. Bonds, National insured, 5.00% 2015	3,615	4,076	.64
Other securities		38,997	6.11
		66,744	10.45

Hawaii - 0.95%
G.O. Bonds of 2011, Series DZ, 5.00% 2017	2,500	3,044
G.O. Ref. Bonds of 2009, Series DV, 5.00% 2012	3,000	3,036	.95
		6,080	.95

Idaho - 0.47%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2017	2,525	3,000	.47

Illinois - 5.19%
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2013	6,000	6,228	.97
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security), Series 2012-A, 5.00% 2016	4,000	4,735
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security), Series 2012-B, 5.00% 2017	1,500	1,755
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security), Series 2012-C, 1.50% 2021	1,500	1,508	1.25
Other securities		18,944	2.97
		33,170	5.19

Indiana - 2.85%
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2017	2,500	2,866	.45
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-6, 5.00% 2027 (put 2014)	3,000	3,248	.51
Other securities		12,076	1.89
		18,190	2.85

Kentucky - 0.77%
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2010-1, 0.966% 2020 (1)	2,845	2,831	.44
Other securities		2,102	.33
		4,933	.77

Michigan - 5.01%
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	5,000	5,550	.87
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, FGIC-National insured, 5.00% 2018	2,660	2,950	.46
Other securities		23,484	3.68
		31,984	5.01

Minnesota - 1.93%
G.O. State Ref. Bonds, Series 2007, 5.00% 2013	4,000	4,192
G.O. State Various Purpose Ref. Bonds, Series 2010-D, 4.00% 2013	4,650	4,826	1.41
Other securities		3,287	.52
		12,305	1.93

Missouri - 1.44%
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, Assured Guaranty Municipal insured, AMT, 5.00% 2016	5,000	5,608	.88
Other securities		3,579	.56
		9,187	1.44

Montana - 0.50%
Board of Housing, Single-family Homeownership Ref. Bonds, Series 2012-A-2, AMT, 4.00% 2038	3,000	3,170	.50

Nevada - 2.62%
Clark County, Airport System Rev. Bonds, Series 2004-A-1, AMT, FGIC-National insured, 5.50% 2015	1,000	1,078
Clark County, Airport System Rev. Bonds, Series 2004-A-1, AMT, FGIC-National insured, 5.50% 2017	4,500	4,812
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2010-F-1, 5.00% 2015	1,500	1,668	1.18
Other securities		9,200	1.44
		16,758	2.62

New Jersey - 3.39%
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 4.00% 2013	2,000	2,080
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2014	2,000	2,166
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2011-A-1, AMT, 0.767% 2020 (1)	1,530	1,527
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,742
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,269
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 2.50% 2012	2,500	2,518
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 4.00% 2012	1,000	1,012	2.40
Other securities		6,318	.99
		21,632	3.39

New Mexico - 1.20%
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2009-C, AMT, 3.90% 2014	3,000	3,152	.49
Other securities		4,548	.71
		7,700	1.20

New York - 10.25%
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,000	2,245
Dormitory Auth., Lease Rev. Ref. Bonds (State University Educational Facs. Issue), Series 2003, XLCA insured, 5.25% 2032 (put 2013)	5,765	6,018	1.29
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-D, 5.00% 2013	1,500	1,563
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-D, 5.00% 2015	2,500	2,823
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2017	2,500	2,976	1.15
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2014	1,000	1,091
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2015	1,000	1,131
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	1,000	1,131
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2015	1,000	1,131
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	1,000	1,200
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2018	1,000	1,218	1.08
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2014	2,000	2,181
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2015	1,500	1,688
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2015	2,000	2,256
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2017	1,000	1,181	1.15
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2008-B, 5.00% 2025 (put 2013)	4,000	4,236	.66
Other securities		31,401	4.92
		65,470	10.25

Ohio - 2.72%
City of Cleveland, Airport System Rev. Bonds, Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2017	2,500	2,864
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2016	4,500	5,047	1.24
Other securities		9,447	1.48
		17,358	2.72

Oregon - 1.66%
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2013	3,345	3,541	.55
Other securities		7,057	1.11
		10,598	1.66

South Carolina - 0.49%
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2012-C, 5.00% 2013	3,000	3,150	.49

Tennessee - 2.23%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	1,500	1,659
Housing Dev. Agcy., Homeownership Program Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	1,250	1,352
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	3,200	3,393	1.00
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2016	3,220	3,615	.57
Other securities		4,212	.66
		14,231	2.23

Texas - 5.09%
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System), Series 2009-B-2, 5.00% 2041 (put 2013)	2,800	2,906	.46
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, Assured Guaranty Municipal insured, 5.00% 2032 (put 2012)	5,000	5,010	.78
City of Houston, Public Improvement Ref. Bonds, Series 2011-A, 5.00% 2016	2,000	2,316	.36
Other securities		22,263	3.49
		32,495	5.09

Virginia - 0.68%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	3,955	4,325	.68

Washington - 3.21%
Public Utility Dist. No. 2 of Grant County, Electric System Rev. Ref. Bonds, Series 2011-I, 5.00% 2017	3,750	4,436	.70
Other securities		16,038	2.51
		20,474	3.21

Other states & U.S. territories - 11.20%
Other securities		71,609	11.20

Total bonds & notes (cost: $555,573,000)		570,287	89.29

	Principal		Percent
	amount	Value	of net
Short-term securities - 11.44%	(000)	(000)	assets

State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1997-B, AMT, JP Morgan Chase Bank LOC, 0.20% 2026 (1)	$4,000	4,000	.63
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2012-A, 2.00% 6/27/2013	12,000	12,200
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2012-A, 2.50% 6/27/2013	8,000	8,170	3.19
School Board of Orange County, Florida, Certs. of Part., Series 2008-E, Wells Fargo Bank LOC, 0.18% 2022 (1)	3,000	3,000	.47
State of Idaho, Tax Anticipation Notes, Series 2012, 2.00% 6/28/2013	10,000	10,169	1.59
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2012-A, 2.00% 6/28/2013	20,000	20,338	3.18
City of Houston, Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.00% 6/28/2013	10,000	10,169	1.59
Other securities		5,015	.79

Total short-term securities (cost: $73,035,000)		73,061	11.44

Total investment securities (cost: $628,608,000)		643,348	100.73
Other assets less liabilities		(4,687)	(.73)

Net assets		$638,661	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(1) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at July 31, 2012	(dollars in thousands)

Assets:
Investment securities, at value (cost: $628,608)		$643,348
Cash		138
Receivables for:
Sales of fund's shares	$2,134
Interest	5,045	7,179
		650,665
Liabilities:
Payables for:
Purchases of investments	10,245
Repurchases of fund's shares	1,314
Dividends on fund's shares	107
Investment advisory services	201
Services provided by related parties	101
Trustees' deferred compensation	28
Other	8	12,004
Net assets at July 31, 2012		$638,661

Net assets consist of:
Capital paid in on shares of beneficial interest		$623,948
Distributions in excess of net investment income		(27)
Net unrealized appreciation		14,740
Net assets at July 31, 2012		$638,661

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (61,879 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$605,499	58,666	$10.32
Class F-1	18,038	1,748	10.32
Class F-2	15,124	1,465	10.32

See Notes to Financial Statements

Statement of operations
for the year ended July 31, 2012	(dollars in thousands)

Investment income:
Income:
Interest		$11,164

Fees and expenses*:
Investment advisory services	$2,257
Distribution services	890
Transfer agent services	183
Administrative services	48
Reports to shareholders	31
Registration statement and prospectus	82
Trustees' compensation	4
Auditing and legal	49
Custodian	1
State and local taxes	7
Other	28	3,580
Net investment income		7,584

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		76
Net unrealized appreciation on investments		5,056
Net realized gain and unrealized appreciation on investments		5,132
Net increase in net assets resulting from operations		$12,716

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Year ended July 31
	2012	2011
Operations:
Net investment income	$7,584	$6,030
Net realized gain on investments	76	160
Net unrealized appreciation on investments	5,056	1,575
Net increase in net assets resulting from operations	12,716	7,765

Dividends paid or accrued to shareholders from net investment income	(7,584)	(5,965)

Net capital share transactions	82,089	124,472

Total increase in net assets	87,221	126,272

Net assets:
Beginning of year	551,440	425,168
End of year (including distributions in excess of
net investment income: $(27) and $(29), respectively)	$638,661	$551,440

See Notes to Financial Statements

Notes to financial statements

1.	Organization

American Funds Short-Term Tax-Exempt Bond Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income exempt from regular federal income tax, consistent with its maturity and quality standards described in the prospectus, and to preserve capital.

The fund has three share classes (Class A, as well as two F share classes, F-1 and F-2), some of which are only available to limited categories of investors. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes F-1 and F-2	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure– The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2012, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds – Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in similar municipal bonds – Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management – The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended July 31, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008 and by state tax authorities for tax years before 2007.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended July 31, 2012, the fund reclassified $2,000 from capital paid in on shares of beneficial interest to distributions in excess of net investment income and $76,000 from undistributed net realized gain to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of July 31, 2012, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed tax-exempt income	$107
Gross unrealized appreciation on investment securities	14,774
Gross unrealized depreciation on investment securities	(33)
Net unrealized appreciation on investment securities	14,741
Cost of investment securities	628,607

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

	Year ended July 31
Share class	2012	2011
Class A	$7,182	$5,746
Class F-1	172	89
Class F-2	230	130
Total	$7,584	$5,965

6.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $200 million of daily net assets and decreasing to 0.290% on such assets in excess of $1.2 billion. For the year ended July 31, 2012, the investment advisory services fee was $2,257,000, which was equivalent to an annualized rate of 0.376% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for Class A and F-1 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, with a plan limit of 0.15% for Class A shares and 0.50% for Class F-1 shares. For Class F-1 shares, the board of trustees has currently approved a limit of 0.25%. Class A shares may use up to 0.15% and Class F-1 shares may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities. The fund has not adopted a plan of distribution for Class F-2 shares.

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.15% is not exceeded. As of July 31, 2012, unreimbursed expenses subject to reimbursement totaled $858,000 for Class A shares.

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period August 1, 2011, through December 31, 2011, only Class A shares were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to Class F shares through the fees paid by the fund to CRMC under the fund’s administrative services agreement with CRMC as described in the administrative services section below; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include Class F shares and payment for transfer agent services for such share class under the administrative services agreement terminated. Under this structure, transfer agent services expenses for some classes may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes.

For the year ended July 31, 2012, the total transfer agent services fee paid under these agreements was $183,000, of which $175,000 was paid by the fund to AFS and $8,000 was paid by the fund to CRMC through its administrative services agreement with the fund. Amounts paid to CRMC by the fund were then paid by CRMC to AFS and other third parties.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A and F shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period August 1, 2011, through December 31, 2011, the agreement applied only to Class F shares. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.15% of their respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include Class A shares. Under the revised agreement, Class A shares pay an annual fee of 0.01% and Class F shares pay 0.05% of their respective average daily net assets to CRMC for administrative services. Fees for transfer agent services are no longer included as part of the administrative services fee paid by the fund to CRMC.

For the year ended July 31, 2012, total fees paid to CRMC for performing administrative services were $48,000.

Class-specific expenses under the agreements described above for the year ended July 31, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$851	$160	$34
Class F-1	39	12	6
Class F-2	Not applicable	11	8
Total class-specific expenses	$890	$183	$48

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes $4,000 in current fees (either paid in cash or deferred) and a net increase of less than $1,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2012
Class A	$239,051	23,269	$6,021	586	$(164,717)	(16,028)	$80,355	7,827
Class F-1	11,263	1,096	170	17	(7,384)	(718)	4,049	395
Class F-2	9,363	911	167	16	(11,845)	(1,150)	(2,315)	(223)
Total net increase
(decrease)	$259,677	25,276	$6,358	619	$(183,946)	(17,896)	$82,089	7,999

Year ended July 31, 2011
Class A	$300,377	29,535	$4,755	467	$(198,397)	(19,538)	$106,735	10,464
Class F-1	11,426	1,122	88	8	(3,090)	(304)	8,424	826
Class F-2	13,924	1,369	106	11	(4,717)	(464)	9,313	916
Total net increase
(decrease)	$325,727	32,026	$4,949	486	$(206,204)	(20,306)	$124,472	12,206

* Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $252,213,000 and $69,213,000, respectively, during the year ended July 31, 2012.

Financial highlights

		Income from investment operations(1)

	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(2) (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(3)		Ratio of net income to average net assets(3)
Class A(4):
Year ended 7/31/2012	$10.23	$.13	$.09	$.22	$(.13)	$10.32	2.17%	$606	.59%		.59%		1.27%
Year ended 7/31/2011	10.20	.12	.03	.15	(.12)	10.23	1.53	520	.60		.60		1.24
Year ended 7/31/2010	10.00	.10	.20	.30	(.10)	10.20	3.06	412	.65		.53		1.00
Period from 10/1/2008 to 7/31/2009(5)(6)	10.00	.03	-	.03	(.03)	10.00	.33	501	.52	(7)	.46	(7)	.44	(7)
Year ended 9/30/2008	10.00	.20	-	.20	(.20)	10.00	1.99	810	.47		.43		1.93
Year ended 9/30/2007	10.00	.31	-	.31	(.31)	10.00	3.19	580	.51		.47		3.14
Class F-1:
Year ended 7/31/2012	10.23	.11	.09	.20	(.11)	10.32	1.98	18	.78		.78		1.09
Year ended 7/31/2011	10.20	.11	.03	.14	(.11)	10.23	1.34	14	.79		.79		1.04
Period from 8/27/2009 to 7/31/2010(5)	10.00	.10	.19	.29	(.09)	10.20	2.93	5	.79	(7)	.64	(7)	1.06	(7)
Class F-2:
Year ended 7/31/2012	10.23	.14	.09	.23	(.14)	10.32	2.24	15	.52		.52		1.33
Year ended 7/31/2011	10.20	.13	.03	.16	(.13)	10.23	1.58	17	.55		.55		1.28
Period from 8/12/2009 to 7/31/2010(5)	10.00	.13	.18	.31	(.11)	10.20	3.16	8	.51	(7)	.45	(7)	1.39	(7)

	Year ended July 31
	2012	2011	2010
Portfolio turnover rate for all share classes	14%	12%	5%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC agreed to pay a portion of fees and expenses due to lower short-term interest rates.

(4)Reflects the board of trustees' approval of a 10-for-1 reverse stock split of the shares of the fund, effective August 7, 2009.
(5)Based on operations for the period shown and, accordingly, is not representative of a full year.
(6)In 2009, the fund changed its fiscal year-end from September to July.
(7)Annualized.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Short-Term Tax-Exempt Bond Fund (the "Fund") at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
September 12, 2012

Expense example
 unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (February 1, 2012, through July 31, 2012).

Actual expenses:
The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2/1/2012	Ending account value 7/31/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,008.67	$3.00	.60%
Class A -- assumed 5% return	1,000.00	1,021.88	3.02	.60
Class F-1 -- actual return	1,000.00	1,007.70	3.99	.80
Class F-1 -- assumed 5% return	1,000.00	1,020.89	4.02	.80
Class F-2 -- actual return	1,000.00	1,008.91	2.75	.55
Class F-2 -- assumed 5% return	1,000.00	1,022.13	2.77	.55

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2013. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing current income that is exempt from regular federal income tax, consistent with its maturity and quality standards described in the prospectus, and preserving capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited
Class F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2012 (the most recent calendar quarter-end):

	1 year	5 years	Life of class
Class F-1 shares* — first sold 8/27/09
Not reflecting annual asset-based fee charged
by sponsoring firm	2.08%	—	2.10%

Class F-2 shares* — first sold 8/12/09
Not reflecting annual asset-based fee charged
by sponsoring firm	2.34	—	2.31

*These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

Tax information
            unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended
July 31, 2012:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2013, to determine the calendar year amounts to be included on their 2012 tax returns. Shareholders should consult their tax advisers.

Board of trustees and other officers

“Independent” trustees1
	Year first
	elected a
	trustee of
Name and age	the fund2	Principal occupation(s) during past five years

William H. Baribault, 67	2010	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)

James G. Ellis, 65	2009	Dean and Professor of Marketing, Marshall School of
		Business, University of Southern California

Leonard R. Fuller, 66	1995	President and CEO, Fuller Consulting (financial
		management consulting firm)

W. Scott Hedrick, 67	2010	Founding General Partner, InterWest Partners
		(venture capital firm)

R. Clark Hooper, 66	2005	Private investor
Chairman of the Board
(Independent and Non-Executive)

Merit E. Janow, 54	2010	Professor, Columbia University, School of
		International and Public Affairs; former Member,
		World Trade Organization Appellate Body

Laurel B. Mitchell, Ph.D., 57	2009	Clinical Professor and Director, Accounting Program,
		University of Redlands

Frank M. Sanchez, 68	1999	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings, 54	2009	President and CEO, Margaret Spellings & Company
		(public policy and strategic consulting); President,
		U.S. Forum for Policy Innovation and Senior Advisor
		to the President and CEO, U.S. Chamber of
		Commerce; former United States Secretary of
		Education, United States Department of Education

Steadman Upham, Ph.D., 63	2009	President Emeritus and University Professor,
		The University of Tulsa

“Independent” trustees1
	Number of
	portfolios
	in fund
	complex3
	overseen by
Name and age	trustee	Other directorships4 held by trustee

William H. Baribault, 67	58	None

James G. Ellis, 65	62	Quiksilver, Inc.

Leonard R. Fuller, 66	62	None

W. Scott Hedrick, 67	58	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 66	64	JPMorgan Value Opportunities Fund, Inc.;
Chairman of the Board		The Swiss Helvetia Fund, Inc.
(Independent and Non-Executive)

Merit E. Janow, 54	61	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 57	58	None

Frank M. Sanchez, 68	58	None

Margaret Spellings, 54	61	None

Steadman Upham, Ph.D., 63	61	None

Lee A. Ault III, a trustee of the fund since 2010, and Martin Fenton, a trustee of the fund since 1989, have retired from the board. The trustees thank Mr. Ault and Mr. Fenton for their dedication and service to the fund.

“Interested” trustees5
Year first
elected a
	trustee or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the
position with fund	the fund2	principal underwriter of the fund

Karl J. Zeile, 45	2011	Senior Vice President — Fixed Income, Capital
Research and Management Company; Vice
President, Capital Guardian Trust Company6

“Interested” trustees5
Number of
portfolios in
fund complex3
Name, age and	overseen
position with fund	by trustee	Other directorships4 held by trustee

Karl J. Zeile, 45	6	None

The fund’s statement of additional information includes further details about the fund’s trustees and is available without charge upon request by calling American Funds Service Company at 800/421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 24 for footnotes.

Other officers
	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund2	principal underwriter of the fund

Brenda S. Ellerin, 49	2009	Senior Vice President — Fixed Income, Capital
President		Research and Management Company

Neil L. Langberg, 59	1989	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company; Vice
		President, Capital Guardian Trust Company6

Kristine M. Nishiyama, 42	2003	Senior Vice President and Senior Counsel — Fund
Senior Vice President		Business Management Group, Capital Research and
		Management Company; Vice President and Senior
		Counsel — Capital Bank and Trust Company6

Courtney R. Taylor, 37	2006	Assistant Vice President — Fund Business
Secretary		Management Group, Capital Research and
		Management Company

Dori Laskin, 61	2010	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Steven I. Koszalka, 48	2010	Vice President — Fund Business Management
Assistant Secretary		Group, Capital Research and Management Company

Karl C. Grauman, 44	2010	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
2Trustees and officers of the fund serve until their resignation, removal or retirement.

3Capital Research and Management Company manages the American Funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 19 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; American Funds Portfolio Series,SM which is composed of eight funds; and American Funds College Target Date Series,SM which is composed of seven funds.

4This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a trustee or director of a public company or a registered investment company.

5“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6Company affiliated with Capital Research and Management Company.

Offices

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete July 31, 2012, portfolio of American Funds Short-Term Tax-Exempt Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Short-Term Tax-Exempt Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1As of 12/31/11.
2Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

•American Funds Target Date Retirement Series®

•American Funds College Target Date SeriesSM

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGEAR-939-0912P

Litho in USA CGD/L/10117-S33801

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2011	$32,000
2012	$35,000

b) Audit-Related Fees:
2011	None
2012	None

c) Tax Fees:
2011	$9,000
2012	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2011	None
2012	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2011	None
2012	None

c) Tax Fees:
2011	$14,000
2012	$45,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2011	$2,000
2012	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $24,000 for fiscal year 2011 and $54,000 for fiscal year 2012. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Short-Term Tax-Exempt Bond Fund®
Investment portfolio

July 31, 2012

Bonds & notes — 89.29%	Principal amount (000)	Value (000)

ALABAMA — 0.80%
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	$1,500	$1,771
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	1,000	1,103
Public School and College Auth., Capital Improvement Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,000	2,246
		5,120

ALASKA — 0.17%
Housing Fin. Corp., Home Mortgage Rev. Bonds, Series 2012-A, 4.00% 2040	1,000	1,062

ARIZONA — 2.71%
Pollution Control Corp. of the County of Cochise, Solid Waste Disposal Rev. Bonds
(Arizona Electric Power Cooperative, Inc. Project), Series 1994-A, AMT, 0.65% 20241	2,800	2,800
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Ref. Bonds,
Series 2009-B, 3.00% 2013	4,820	4,877
School Facs. Board, Ref. Certs. of Part., Series 2005-A-1, FGIC-National insured, 5.00% 2014	2,585	2,817
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2004-A, AMBAC insured, 5.25% 2013	2,000	2,075
Transportation Board Highway Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	2,000	2,397
Board of Regents, Ref. Certs. of Part. (University of Arizona Projects), Series 2012-C, 5.00% 2018	2,000	2,372
		17,338

CALIFORNIA — 8.70%
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	1,250	1,357
Econ. Recovery Bonds, Series 2004-A, 5.25% 2013	1,000	1,046
Various Purpose G.O. Ref. Bonds, 5.00% 2018	3,000	3,591
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.00% 2018	515	617
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	1,000	1,070
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	1,000	1,115
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2014)	4,500	4,880
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-1, 0.65% 2038 (put 2014)1	7,500	7,500
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2014	1,000	1,073
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 3.00% 2015	1,000	1,057
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2009-A, 5.00% 2014	1,000	1,066
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2009-A, 5.00% 2014	1,180	1,288
Metropolitan Water Dist. of Southern California, Waterworks Rev. Ref. Bonds, Series 2012-B-2, 0.50% 2027 (put 2015)1	2,000	2,000
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2016	1,500	1,663
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2017	1,000	1,123
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport),
Issue of 2005, AMT, Assured Guaranty Municipal insured, 5.00% 2017	1,120	1,200
San Diego County Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014	1,500	1,615
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2011-A, AMT, 4.00% 2013	1,000	1,025
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2015	1,000	1,100
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2015	1,000	1,093
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2017	1,595	1,808
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2002-C, 5.00% 2029 (put 2017)	1,700	1,980
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2013	3,000	3,094
Statewide Communities Dev. Auth., Rev. Bonds (Proposition 1A Receivables Program), Series 2009, 5.00% 2013	2,000	2,082
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2014	2,000	2,164
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2015	2,000	2,247
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2017	905	1,083
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2018	2,000	2,446
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-M, 5.00% 2014	2,000	2,164
		55,547

COLORADO — 1.78%
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2012	1,000	1,014
Health Facs. Auth., Rev. Ref. Bonds (Catholic Health Initiatives), Series 2009-B, 5.00% 2039 (put 2012)	1,000	1,013
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2010-B, 5.00% 2015	1,220	1,339
Dept. of Transportation, Transportation Rev. Ref. Anticipation Notes, 5.00% 2016	5,000	5,936
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-B-1, 5.00% 2013	2,000	2,080
		11,382

CONNECTICUT — 1.07%
G.O. Notes, Econ. Recovery, Series 2009-A, 5.00% 2014	2,000	2,132
Health and Educational Facs. Auth., Rev. Bonds, Yale University Issue, Series 2010-A-3, 4.00% 2049 (put 2013)	3,500	3,569
Health and Educational Facs. Auth., Rev. Bonds, Yale University Issue, Series 2010-A-4, 5.00% 2049 (put 2015)	1,000	1,112
		6,813

DELAWARE — 0.73%
Housing Auth., Single-family Mortgage Rev. Bonds, Series 2007-D-1, AMT, 5.60% 2039	4,310	4,644

DISTRICT OF COLUMBIA — 1.26%
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2011-E, 0.75% 20151	2,500	2,500
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 4.00% 2014	1,000	1,060
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2011-C, AMT, 4.00% 2016	2,000	2,221
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-B, 0.73% 2040 (put 2016)1	2,300	2,300
		8,081

FLORIDA — 10.45%
Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2015	1,575	1,772
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2015	1,500	1,646
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2014	2,500	2,685
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	1,000	1,097
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2016	2,385	2,675
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds,
Series 2007-A, National insured, 5.00% 2013	1,500	1,540
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds,
Series 2007-A, National insured, 5.00% 2015	550	599
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2017	1,000	1,135
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-A, AMT, 5.50% 2015	1,800	2,032
Hillsborough County Aviation Auth., Tampa International Airport Rev. Ref. Bonds,
Series 2001-A, Assured Guaranty Municipal insured, 5.50% 2015	2,200	2,507
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	2,405	2,596
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	1,000	1,099
Housing Fin. Corp., Homeowner Mortgage Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2041	2,045	2,196
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2013	3,000	3,130
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	1,000	1,116
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	1,000	1,142
JEA, St. Johns River Power Park System Rev. Ref. Bonds, Issue Two, Series 23, 5.00% 2017	1,750	2,103
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2014	2,575	2,775
Dept. of Management Services, Certs. of Part., Series 2009-B, 5.00% 2013	1,000	1,042
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.00% 2014	1,595	1,687
Miami-Dade County, Aviation Rev. Ref. Bonds, AMT, Assured Guaranty Municipal insured, Series 2005-B, 5.00% 2016	3,000	3,316
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2012	1,000	1,007
Miami-Dade County, Capital Asset Acquisition Special Obligation Bonds,
Series 2009-A, Assured Guaranty insured, 3.50% 2013	830	848
Orange County Health Facs. Auth., Hospital Rev. Bonds (Orlando Health, Inc.), Series 2009, 5.00% 2013	1,620	1,697
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2009-C, 5.00% 2013	1,000	1,054
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2010-C, 5.00% 2012	500	504
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.00% 2015	1,000	1,099
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2004, National insured, 5.25% 2013	1,500	1,551
State Board of Education, Lottery Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	3,000	3,597
State Board of Education, Public Education Capital Outlay Bonds, Series 2011-F, 5.00% 2017	1,395	1,675
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-B, 5.00% 2015	3,000	3,386
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-D, 5.00% 2015	1,000	1,129
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2015	750	846
City of Tampa, Utility Tax Rev. Ref. Bonds, National insured, 5.00% 2015	3,615	4,076
City of Tampa, Utility Tax Rev. Ref. Bonds, National insured, 5.00% 2015 (escrowed to maturity)	270	309
Tampa Bay Water, Utility System Rev. Ref. Bonds, Series 2011-A, 5.00% 2016	1,250	1,473
Dept. of Transportation, Turnpike Rev. Bonds, Series 2010-B, 5.00% 2014	2,395	2,603
		66,744

GEORGIA — 1.42%
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project),
Ninth Series 1994, 1.20% 2032 (put 2014)	1,000	1,009
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.00% 2017	500	598
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2013	2,500	2,583
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2014	2,450	2,646
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2015	2,000	2,228
		9,064

HAWAII — 0.95%
G.O. Bonds of 2011, Series DZ, 5.00% 2017	2,500	3,044
G.O. Ref. Bonds of 2009, Series DV, 5.00% 2012	3,000	3,036
		6,080

IDAHO — 0.47%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2017	2,525	3,000

ILLINOIS — 5.19%
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2013	2,100	2,187
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2014	1,500	1,629
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2015	1,000	1,095
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2010-B, 5.00% 2034 (put 2015)	900	973
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-A, 4.00% 2013	2,000	2,032
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 4.00% 2015	1,000	1,079
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2013	6,000	6,228
County of Cook, G.O. Capital Equipment Bonds, Series 2009-D, 5.00% 2013 (escrowed to maturity)	1,000	1,058
County of Cook, G.O. Ref. Bonds, Series 2011-A, 5.00% 2017	1,500	1,784
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2000-A, National insured, 6.25% 2015	1,425	1,646
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.00% 2015	1,100	1,217
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 4.00% 2013	1,260	1,303
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2015	1,200	1,340
State Toll Highway Auth., Toll Highway Priority Rev. Bonds,
Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2014	1,000	1,059
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security),
Series 2012-A, 5.00% 2016	4,000	4,735
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security),
Series 2012-B, 5.00% 2017	1,500	1,755
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security),
Series 2012-C, 1.50% 2021	1,500	1,508
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds,
Series 2011-A, 4.00% 2015	500	542
		33,170

INDIANA — 2.85%
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2017	2,500	2,866
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2015	2,000	2,203
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group),
Series 2011-A-1, 1.50% 2036 (put 2014)	2,000	2,039
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-6, 5.00% 2027 (put 2014)	3,000	3,248
Trustees of Indiana University, Consolidated Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	1,000	1,223
Trustees of Indiana University, Indiana University Student Fee Bonds, Series 2011-U, 5.00% 2017	1,000	1,207
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2015	2,000	2,165
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.25% 2013	1,000	1,018
Indianapolis Local Public Improvement Bond Bank, Rev. Ref. Bonds, Series 2009-B, 5.00% 2015	2,000	2,221
		18,190

KANSAS — 0.07%
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2013	200	211
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2014	225	247
		458

KENTUCKY — 0.77%
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2010-1, 0.966% 20201	2,845	2,831
State Property and Buildings Commission, Rev. Bonds (Project No. 71), 5.50% 2013	2,000	2,102
		4,933

LOUISIANA — 0.77%
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. and Ref. Bonds (Mortgage-backed Securities Program),
Series 2009-A-2, 5.25% 2039	485	525
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2013	1,240	1,273
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2014	1,905	2,035
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds,
Series 2010, Assured Guaranty Municipal insured, 4.00% 2015	1,000	1,099
		4,932

MARYLAND — 0.37%
Stadium Auth., Sports Facs. Lease Rev. Ref. Bonds (Baseball Stadium Issue), Series 2011-B, AMT, 5.00% 2017	1,000	1,172
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International
Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2018	1,000	1,171
		2,343

MASSACHUSETTS — 2.01%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2016	890	1,030
Dev. Fin. Agcy., Rev. Ref. Bonds (Partners HealthCare System Issue), Series 2011-K-4, 5.00% 2035 (put 2016)	500	568
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue J, Series 2012, AMT, 5.00% 2018	1,000	1,112
G.O. Bonds, Consolidated Loan of 2012, Series A, 0.60% 20151	2,500	2,500
G.O. Bonds, Consolidated Loan of 2012, Series A, 0.67% 20161	2,000	2,000
G.O. Ref. Bonds, Series 2004-C, Assured Guaranty Municipal insured, 5.50% 2017	800	996
Housing Fin. Agcy., Construction Loan Notes, Series 2009-D, 5.00% 2012	1,570	1,576
Housing Fin. Agcy., Housing Rev. Ref. Bonds, Series 2010-A, 2.125% 2013	1,920	1,949
Port Auth., Rev. Bonds, Series 2012-A, AMT, 3.00% 2017	660	707
Port Auth., Rev. Bonds, Series 2012-A, AMT, 5.00% 2015	360	401
		12,839

MICHIGAN — 5.01%
City of Detroit, Water Supply System Rev. Bonds, Series 2005-B, FGIC-Berkshire Hathaway insured, 5.00% 2013	1,580	1,633
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2016	500	553
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2012-A, 5.00% 2018	2,225	2,593
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2010-A, 5.00% 2015	1,000	1,128
Fin. Auth. State Revolving Fund, Clean Water Revolving Fund Rev. Bonds, Series 2012, 5.00% 2018	1,000	1,231
Fin. Auth., Unemployment Obligation Assessment Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	2,000	2,448
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	5,000	5,550
Board of Trustees of Michigan State University, General Rev. Ref. Bonds, Series 2010-C, 5.00% 2015	2,000	2,272
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 6.25% 2014	2,500	2,742
State Trunk Line Fund Rev. Ref. Bonds, Series 2004, Assured Guaranty Municipal insured, 5.00% 2018	2,000	2,465
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2005, AMT, National insured, 5.25% 2016	2,000	2,224
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2007, AMT, FGIC-National insured, 5.00% 2018	2,660	2,950
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-A, AMT, 3.00% 2012	1,000	1,008
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2012	1,000	1,013
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2014	2,000	2,174
		31,984

MINNESOTA — 1.93%
G.O. State Ref. Bonds, Series 2007, 5.00% 2013	4,000	4,192
G.O. State Various Purpose Ref. Bonds, Series 2010-D, 4.00% 2013	4,650	4,826
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	1,250	1,358
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	1,800	1,929
		12,305

MISSISSIPPI — 0.47%
Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	1,020	1,091
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	1,770	1,947
		3,038

MISSOURI — 1.44%
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-C, 4.90% 2036	910	929
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-D, 4.80% 2040	1,480	1,566
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program),
Series 2009-E-4, 4.25% 2030	1,000	1,084
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2007-B, Assured Guaranty Municipal insured, AMT, 5.00% 2016	5,000	5,608
		9,187

MONTANA — 0.50%
Board of Housing, Single-family Homeownership Ref. Bonds, Series 2012-A-2, AMT, 4.00% 2038	3,000	3,170

NEVADA — 2.62%
Clark County, Airport System Rev. Bonds, Series 2004-A-1, AMT, FGIC-National insured, 5.50% 2015	1,000	1,078
Clark County, Airport System Rev. Bonds, Series 2004-A-1, AMT, FGIC-National insured, 5.50% 2017	4,500	4,812
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2010-F-1, 5.00% 2015	1,500	1,668
System of Higher Education, Universities Rev. Bonds, Series 2005-B, AMBAC insured, 5.00% 2014	2,000	2,162
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2003, National insured, 5.00% 2013	2,000	2,123
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2016	2,000	2,311
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-D, 5.00% 2017	1,185	1,402
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2012-B, 5.00% 2018	1,000	1,202
		16,758

NEW HAMPSHIRE — 0.36%
Turnpike System Rev. Bonds, Ref. Series 2012-B, 5.00% 2017	2,000	2,306

NEW JERSEY — 3.39%
Econ. Dev. Auth., School Facs. Construction Bonds, Assured Guaranty Municipal insured,
Subseries J-5, 5.00% 2029 (put 2015)	2,000	2,250
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2010-DD-1, 5.00% 2016	1,500	1,760
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 4.00% 2013	2,000	2,080
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2014	2,000	2,166
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2011-A-1, AMT, 0.767% 20201	1,530	1,527
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,742
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,269
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 2.50% 2012	2,500	2,518
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 4.00% 2012	1,000	1,012
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2003-A, AMBAC insured, 5.50% 2015	2,000	2,308
		21,632

NEW MEXICO — 1.20%
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2009-C, AMT, 3.90% 2014	3,000	3,152
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, 1.118% 20281	880	875
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	1,785	1,916
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2012-A, Class I, 4.25% 2043	1,600	1,757
		7,700

NEW YORK — 10.25%
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds,
Series 2011-A, 4.00% 2016	2,555	2,821
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,000	2,245
Dormitory Auth., Lease Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	5,765	6,018
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds,
Series 2005-D-1, FGIC-National insured, 5.00% 2014	2,000	2,139
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 4.00% 2013	1,750	1,784
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Ref. Bonds, Series 2010-A, 5.00% 2014	1,000	1,080
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-D, 5.00% 2013	1,500	1,563
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-D, 5.00% 2015	2,500	2,823
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2017	2,500	2,976
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2012-A, 5.00% 2018	1,205	1,460
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2012-A, 5.00% 2018	1,500	1,801
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3A, 0.90% 20171	2,000	2,001
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2011-A, 4.00% 2014	2,000	2,164
Metropolitan Transportation Auth., State Service Contract Rev. Ref. Bonds, Series 2002-A, XLCA insured, 5.75% 2016	1,525	1,781
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-B-1, 5.00% 2015	2,000	2,277
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2014	1,000	1,091
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2015	1,000	1,131
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	1,000	1,131
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2015	1,000	1,131
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	1,000	1,200
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2018	1,000	1,218
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2010 Subseries C-1, 5.00% 2012	1,290	1,290
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2003 Series B, 5.00% 2016	500	577
New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003 Subseries 3B-1, 5.00% 2014	2,000	2,208
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2015	1,000	1,102
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2014	2,000	2,181
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2015	1,500	1,688
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2015	2,000	2,256
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2017	1,000	1,181
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2015	2,000	2,235
Tobacco Settlement Fin. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2015	2,000	2,239
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2008-B, 5.00% 2025 (put 2013)	4,000	4,236
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2009-A-1, 5.00% 2017	2,010	2,442
		65,470

OHIO — 2.72%
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2014	2,000	2,170
City of Cleveland, Airport System Rev. Bonds, Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2017	2,500	2,864
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2016	4,500	5,047
City of Cleveland, Various Purpose G.O. Ref. Bonds, Series 2005, AMBAC insured, 5.25% 2013	2,120	2,234
Higher Education G.O. Ref. Bonds, Series 2011-A, 5.00% 2016	1,750	2,061
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	1,880	2,042
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-1, 4.80% 2028	860	940
		17,358

OKLAHOMA — 0.23%
Turnpike Auth., Turnpike System Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	1,215	1,440

OREGON — 1.66%
Dept. of Administrative Services, Lottery Rev. Ref. Bonds, Series 2012-B, 5.00% 2018	1,300	1,585
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2013	3,345	3,541
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2014	1,000	1,101
Facs. Auth., Rev. Ref. Bonds (Legacy Health System), Series 2010-A, 5.00% 2013	1,000	1,029
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2015	1,000	1,114
Port of Portland, Portland International Airport Rev. Ref. Bonds, Subseries 21-B, AMT, 5.00% 2015	2,000	2,228
		10,598

PENNSYLVANIA — 1.28%
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Ref. Bonds,
Series 2010-A, 5.00% 2013	2,000	2,071
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2015	750	844
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2013	1,500	1,568
School Dist. of Philadelphia, G.O. Bonds, Series 2010-A, 5.00% 2015	2,000	2,226
Turnpike Commission, Turnpike Rev. Bonds, Series 2009-A, Assured Guaranty insured, 5.00% 2015	1,340	1,498
		8,207

PUERTO RICO — 0.11%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and
Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2016	620	697

SOUTH CAROLINA — 0.49%
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2012-C, 5.00% 2013	3,000	3,150

SOUTH DAKOTA — 0.34%
Housing Dev. Auth., Homeownership Mortgage Ref. Bonds, Series 2012-A, AMT, 4.50% 2031	2,000	2,159

TENNESSEE — 2.23%
Health and Educational Facs. Board of The Metropolitan Government of Nashville and Davidson County,
Ref. Rev. Bonds (Vanderbilt University), Series 2012-B, 0.75% 2038 (put 2017)1	1,000	1,000
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	1,500	1,659
Housing Dev. Agcy., Homeownership Program Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	1,250	1,352
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	3,200	3,393
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2008-A, AMT,
Assured Guaranty Municipal insured, 5.00% 2016	1,000	1,122
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2016	3,220	3,615
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care),
Series 2004-A, 4.00% 2012	1,000	1,003
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care),
Series 2004-A, 5.00% 2014	1,000	1,087
		14,231

TEXAS — 5.09%
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2009-B-2, 5.00% 2041 (put 2013)	2,800	2,906
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, Assured Guaranty Municipal insured, 5.00% 2032 (put 2012)	5,000	5,010
Harris County, Toll Road Rev. Ref. Bonds, Series 2012-B, 0.75% 2021 (put 2015)1	1,000	1,000
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2015	1,000	1,111
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2018	1,000	1,169
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 0.90% 2034 (put 2017)1	2,000	2,008
City of Houston, Public Improvement Ref. Bonds, Series 2011-A, 5.00% 2016	2,000	2,316
Houston Texas Hotel Occupancy Rev. Ref. Bonds, Series 2011-A, 5.00% 2014	1,000	1,085
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds, Series 2010, 4.00% 2013	500	510
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds, Series 2010, 4.00% 2014	425	449
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Children’s Medical Center of Dallas Project),
Series 2012, 5.00% 2018	1,000	1,189
Northside Independent School Dist., Unlimited Tax Ref. Bonds, Series 2011-A, 1.35% 2039 (put 2014)	1,965	1,992
Public Fin. Auth., G.O. Ref. Bonds, Series 2010-A, 5.00% 2013	1,500	1,585
Public Fin. Auth., Unemployment Compensation Obligation Assessment, Rev. Bonds, Series 2010-A, 5.00% 2014	2,000	2,179
Public Fin. Auth., Unemployment Compensation Obligation Assessment, Rev. Bonds, Series 2010-C, 2.60% 2020	305	308
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2017	1,050	1,217
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2018	1,515	1,755
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 5.00% 2013	1,095	1,159
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-D, 5.00% 2014	1,000	1,084
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2010, 5.00% 2014	1,260	1,355
Transportation Commission, State Highway Fund First Tier Rev. Bonds, Series 2006-A, 4.50% 2015	1,000	1,108
		32,495

VIRGINIA — 0.68%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	3,955	4,325

WASHINGTON — 3.21%
Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, National insured, 5.50% 2015	1,625	1,846
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2015	1,250	1,416
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	2,000	2,408
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2018	2,000	2,433
Various Purpose G.O. Ref. Bonds, Series R-2012-A, 5.00% 2017	1,250	1,506
Public Utility Dist. No. 2 of Grant County, Electric System Rev. Ref. Bonds, Series 2011-I, 5.00% 2017	3,750	4,436
Public Utility Dist. No. 2 of Grant County, Rev. Ref. Bonds (Priest Rapids Hydroelectric Project),
Series 2010-B, AMT, 5.00% 2016	1,250	1,409
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2012-A, 5.00% 2018	500	596
Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	950	1,012
Port of Seattle, Rev. Ref. Bonds, Series 2011-B, AMT, 5.00% 2015	1,000	1,118
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2010-A, 5.00% 2015	2,000	2,294
		20,474

WISCONSIN — 1.54%
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 4.00% 2015	600	646
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2017	2,000	2,289
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2013	570	600
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2015	1,315	1,453
Petroleum Inspection Fee Rev. Ref. Bonds, Series 2009-1, 5.00% 2013	1,400	1,459
Petroleum Inspection Fee Rev. Ref. Bonds, Series 2009-1, 5.00% 2014	1,000	1,086
Transportation Rev. Ref. Bonds, Series 2012-2, 4.00% 2018	2,000	2,330
		9,863

Total bonds & notes (cost: $555,573,000)		570,287

Short-term securities — 11.44%

State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1997-B, AMT, JP Morgan Chase Bank LOC, 0.20% 20261	4,000	4,000
Colorado Educational and Cultural Facs. Auth., Demand Rev. Ref. Bonds (National Jewish Federation Bond Program),
Series D-1, JP Morgan Chase Bank LOC, 0.17% 20361	700	700
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2012-A, 2.00% 6/27/2013	12,000	12,200
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2012-A, 2.50% 6/27/2013	8,000	8,170
School Board of Orange County, Florida, Certs. of Part., Series 2008-E, Wells Fargo Bank LOC, 0.18% 20221	3,000	3,000
State of Idaho, Tax Anticipation Notes, Series 2012, 2.00% 6/28/2013	10,000	10,169
City of Chicago, Illinois, G.O. Ref. Bonds, Series 2007-F, JP Morgan Chase Bank LOC, 0.17% 20421	2,100	2,100
County of Breckinridge, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2002-A, U.S. Bank LOC, 0.17% 20321	1,785	1,785
County of Trimble, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2008-A, U.S. Bank LOC, 0.17% 20381	30	30
Montana Fac. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System),
Series 2003, 0.17% 20251	400	400
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2012-A, 2.00% 6/28/2013	20,000	20,338
City of Houston, Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.00% 6/28/2013	10,000	10,169

Total short-term securities (cost: $73,035,000)		73,061

Total investment securities (cost: $628,608,000)		643,348
Other assets less liabilities		(4,687)

Net assets		$638,661

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency	Fin. = Finance
AMT = Alternative Minimum Tax	Fncg. = Financing
Auth. = Authority	G.O. = General Obligation
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper
Facs. = Facilities

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-939-0912O-S32896

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of American Funds Short-Term Tax-Exempt Bond Fund (the “Fund”) as of July 31, 2012, and for the year then ended and have issued our unqualified report thereon dated September 12, 2012 (which report and financial statements are included in item 1 of this Certified Shareholder Report on Form N-CSR).  Our audit included an audit of the Fund’s investment portfolio (the “Portfolio”) as of July 31, 2012 appearing in item 6 of this Form N-CSR.  The Portfolio is the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Portfolio based on our audit.

In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Los Angeles, California
September 12, 2012

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: September 28, 2012

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: September 28, 2012